Provisions for other liabilities and charges (Tables)	3 Months Ended
Mar. 31, 2023
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	March 31,	December 31,
	2023	2022
	$’000	$’000

At January 1	85,016	71,941
Additions through business combinations (note 27)	—	34,419
Increase/(decrease) in provisions	1,473	(24,898)
Payments for tower and tower equipment decommissioning	(4)	(343)
Unwinding of discount	2,261	7,084
Effects of movement in exchange rates	(1,958)	(3,187)
At end of period/year	86,788	85,016
Analysis of total decommissioning and site restoration provisions:
Non‑current	86,296	84,533
Current	492	483
	86,788	85,016